REPORTING ENTITY	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
REPORTING ENTITY

1	REPORTING ENTITY

Organization and reorganization

CL Workshop Group Limited (the “Company” or the “Group”) was incorporated in the British Virgin Islands on September 22, 2011. The registered office of the Company is 4th Floor, Water’s Edge Building, Meridian Plaza, Road Town, Tortola, VG1110, British Virgin Islands. The principal place of business of the Company is Avenida da Amizade n.o1287, Chong Fok Centro Comercial, 13 E Macau S.A.R. These condensed consolidated interim financial statements (the ‘interim financial statements’) as at and for the six months ended June 30, 2026 comprise the Company and its subsidiaries (together referred to as the “Group”)

Principal activities

The Company is an investment holding company. The principal activities of the Company are conducted through its subsidiaries which are in the business of trading of wood products and logs. The Company is headquartered in Macau and conducts its primary operations through its significant direct and indirectly held subsidiaries that are incorporated and domiciled in Peru, France, Macau and Hong Kong.